Employee benefit plans (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Profit sharing plan details
Contribution to the plan amounted which is included in salries and employee benefits expenses	$ 1,596	$ 1,019	$ 874
The Bank contributes to a qualified profit-sharing plan covering employees who meet participation requirements	1,000	1,000	1,000
Value of the single premium universal life insurance policies	975	963
Insurance related liability	49	59
Related liability under this plan	6,487	6,226
Compensation expense as per the agreement	$ 722	$ 853	$ 711